Income Taxes	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

The income tax provision consisted of the following:

	Year ended September 30,
	2015	2014	2013
Current:
Federal	$17,414	$25,988	$34,364
Foreign	1,765	1,383	1,895
State	7,579	4,473	8,192
	26,758	31,844	44,451
Deferred:
Federal	14,798	2,327	3,855
Foreign	(657)	(648)	(493)
State	2,868	1,399	1,054
	17,009	3,078	4,416
	$43,767	$34,922	$48,867
The following table shows the principal reasons for the differences between the effective income tax rate and the statutory federal income tax rate:

	Year ended September 30,
	2015	2014	2013
Federal income taxes at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	4.63	4.24	4.95
Non-deductible professional fees related to RSG acquisition	2.15	—	—
Other	(0.51)	0.10	0.28
Total	41.27%	39.34%	40.23%
Deferred income taxes reflect the tax consequences of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax law. These temporary differences are determined according to ASC 740 Income Taxes. Temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

	September 30, 2015	September 30, 2014
Deferred tax liabilities:
Excess tax over book depreciation and amortization	$(79,924)	$(72,670)
Inventory Valuation	(2,511)
Other	(615)	(527)
	(83,050)	(73,197)
Deferred tax assets:
Deferred compensation	11,622	9,095
Allowance for doubtful accounts	569	2,956
Accrued vacation & other	3,515	3,194
Unrealized loss on financial derivatives	844	753
Inventory valuation	—	7,709
	16,550	23,707
Net deferred income tax liability	$(66,500)	$(49,490)
Net deferred income tax asset (liability) – Current	$2,309	$14,610
Net deferred income tax asset (liability) – Non-current	$(68,809)	$(64,100)
The Company’s Canadian subsidiary, Beacon Roofing Supply Canada Company (“BRSCC”), is treated as a Controlled Foreign Corporation (“CFC”). BRSCC’s taxable income, which reflects all of the Company’s Canadian operations, is being taxed only in Canada and would generally be taxed in the United States only upon an actual or deemed distribution. The Company expects that BRSCC’s earnings will be indefinitely reinvested for the foreseeable future and therefore no United States deferred tax asset or liability for the differences between the book basis and the tax basis of BRSCC has been recorded at September 30, 2015. Unremitted earnings of $38.8 million were considered permanently reinvested at September 30, 2015. Of this amount, $22.4 million of the unremitted earnings were previously taxed in the United States and the remittance on these earnings would not generate additional United States tax.
As of September 30, 2015 and 2014, there were no available tax benefits related to foreign tax credit carry-forwards.
As of September 30, 2015, goodwill was $496,415, of which $322,932 can be amortized for income tax purposes.
As of September 30, 2015, there was $82 of uncertain tax positions which, if recognized, would affect the Company’s effective tax rate. The Company’s continuing practice is to recognize any interest and penalties related to income tax matters in income tax expense in the consolidated statements of operations. A reconciliation of the beginning and ending amounts of the gross unrecognized income tax benefits is as follows:

	Year Ended September 30,
	2015	2014
Balance, beginning of year	$82	$364
Current year uncertain tax positions	—	—
Settlements	—	(282)
Balance, end of year	$82	$82
The Company has operations in 42 U.S. states and six provinces in Canada. The company is currently under audit by the Internal Revenue Service for the tax year ended September 30, 2013 and in certain state and local jurisdictions for various years. These audits may involve complex issues, which may require an extended period of time to resolve. The Company has provided for its estimate of taxes payable in the accompanying financial statements. Additional taxes are reasonably possible, however the amounts cannot be estimated at this time. The Company is no longer subject to U.S. federal income tax examinations for the fiscal year ended prior to September 30, 2012. For the majority of states, the Company is also no longer subject to tax examinations for fiscal years ended before September 30, 2012. In Canada, the Company is no longer subject to tax examinations for fiscal years ended prior to September 30, 2011. For the Canadian provinces, the Company is no longer subject to tax examinations for fiscal years ended before September 30, 2012.